Intangible assets - Other intangible assets - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets - Other intangible assets
Other intangible assets	$ 8,947	$ 7,677
Intangible assets with restricted title or pledged as security for liabilities	0	0
Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	26,204	22,264	$ 19,237
Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (17,257)	$ (14,587)
IT developments
Intangible assets - Other intangible assets
Estimated useful life	3 years	3 years
Other intangible assets	$ 8,919	$ 7,640
IT developments | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	26,117	22,176
IT developments | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (17,198)	$ (14,536)
Other intangibles
Intangible assets - Other intangible assets
Estimated useful life	10 years	10 years
Other intangible assets	$ 28	$ 37
Other intangibles | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	87	88
Other intangibles | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (59)	$ (51)